UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5360

                           Oppenheimer Main Street Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2003 - February 29, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS    February 29, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Aftermarket Technology
Corp. 1                                             23,701     $       331,577
--------------------------------------------------------------------------------
American Axle
& Manufacturing
Holdings, Inc. 1                                   570,500          21,684,705
--------------------------------------------------------------------------------
ArvinMeritor, Inc.                                 113,000           2,549,280
--------------------------------------------------------------------------------
Autoliv, Inc.                                       60,200           2,671,676
--------------------------------------------------------------------------------
Dana Corp.                                       1,035,900          22,157,901
--------------------------------------------------------------------------------
Delphi Corp.                                       435,200           4,439,040
--------------------------------------------------------------------------------
Johnson Controls, Inc.                             243,200          14,183,424
--------------------------------------------------------------------------------
Lear Corp.                                         140,900           8,683,667
--------------------------------------------------------------------------------
Visteon Corp.                                      151,600           1,531,160
                                                               -----------------
                                                                    78,232,430

--------------------------------------------------------------------------------
AUTOMOBILES--0.9%
Ford Motor Co.                                   6,698,426          92,103,358
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                              417,200          22,161,664
                                                               -----------------
                                                                   114,265,022

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Applebee's
International, Inc.                                191,425           7,831,197
--------------------------------------------------------------------------------
Aztar Corp. 1                                       27,200             607,376
--------------------------------------------------------------------------------
Brinker
International, Inc. 1                              680,900          25,622,267
--------------------------------------------------------------------------------
CBRL Group, Inc.                                   276,300          10,493,874
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                             269,800          14,722,986
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                 28,200           1,236,570
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                237,000          12,312,150
--------------------------------------------------------------------------------
McDonald's Corp.                                 1,347,300          38,128,590
--------------------------------------------------------------------------------
Multimedia
Games, Inc. 1                                       47,500           1,995,000
--------------------------------------------------------------------------------
Outback
Steakhouse, Inc.                                    61,000           2,951,790
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1                                4,800             176,736


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Rare Hospitality
International, Inc. 1                              198,600     $     5,683,932
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 543,700          17,224,416
--------------------------------------------------------------------------------
Ryan's Family Steak
Houses, Inc. 1                                      53,350             928,290
--------------------------------------------------------------------------------
Starbucks Corp. 1                                  649,300          24,290,313
--------------------------------------------------------------------------------
Yum! Brands, Inc. 1                                559,900          20,733,097
                                                               -----------------
                                                                   184,938,584

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.7%
American Greetings
Corp., Cl. A 1                                      13,100             296,977
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                             216,700          23,165,230
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                            20,470             777,860
--------------------------------------------------------------------------------
Centex Corp.                                       249,400          26,635,920
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                  730,650          23,227,364
--------------------------------------------------------------------------------
Fortune Brands, Inc.                               115,700           8,270,236
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                   268,200          20,916,918
--------------------------------------------------------------------------------
Hovnanian Enterprises,
Inc., Cl. A 1                                      289,700          23,375,893
--------------------------------------------------------------------------------
KB Home                                            413,000          29,880,550
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                666,800          32,973,260
--------------------------------------------------------------------------------
Lennar Corp., Cl. B                                108,200           5,088,646
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                              216,690          15,261,477
--------------------------------------------------------------------------------
Meritage Corp. 1                                    50,100           3,711,408
--------------------------------------------------------------------------------
NVR, Inc. 1                                         17,200           7,955,000
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                  522,830          27,584,511
--------------------------------------------------------------------------------
Ryland Group,
Inc. (The)                                         352,500          30,216,300
--------------------------------------------------------------------------------
Standard Pacific Corp.                             293,000          15,326,830
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                              502,800          22,072,920
--------------------------------------------------------------------------------
Whirlpool Corp.                                    249,700          18,213,118
--------------------------------------------------------------------------------
Yankee Candle, Inc.
(The) 1                                            148,300           4,158,332
                                                               -----------------
                                                                   339,108,750

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Action Performance
Cos., Inc.                                         377,100           5,147,415
--------------------------------------------------------------------------------
Brunswick Corp.                                    272,000          10,705,920


                        8 | OPPENHEIMER MAIN STREET FUND

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
Callaway Golf Co.                                   43,400     $       810,278
--------------------------------------------------------------------------------
Eastman Kodak Co.                                1,185,000          33,819,900
--------------------------------------------------------------------------------
Hasbro, Inc.                                     1,089,100          23,818,617
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                         684,600          23,447,550
--------------------------------------------------------------------------------
Mattel, Inc.                                       323,300           6,142,700
--------------------------------------------------------------------------------
Polaris Industries, Inc.                            46,700           3,955,023
                                                               -----------------
                                                                   107,847,403

--------------------------------------------------------------------------------
MEDIA--3.4%
Cablevision Systems
New York Group, Cl. A 1                            273,200           6,961,136
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                               133,700           5,754,448
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                           4,064,455         122,096,228
--------------------------------------------------------------------------------
Cox Communications,
Inc., Cl. A 1                                      352,100          11,408,040
--------------------------------------------------------------------------------
EchoStar
Communications
Corp., Cl. A 1                                     661,400          23,889,768
--------------------------------------------------------------------------------
Hughes Electronics
Corp. 1                                              6,832             118,467
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                          26,900           2,102,773
--------------------------------------------------------------------------------
Metro-Goldwyn-Mayer,
Inc. 1                                             113,700           1,949,955
--------------------------------------------------------------------------------
NTL, Inc. 1                                        183,700          12,594,472
--------------------------------------------------------------------------------
Time Warner, Inc. 1                              3,072,000          52,992,000
--------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                      137,392           1,303,850
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                              3,116,248         119,850,898
--------------------------------------------------------------------------------
Walt Disney Co. (The)                            2,441,500          64,772,995
--------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc. 1                                   146,600           3,588,768
                                                               -----------------
                                                                   429,383,798

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Big Lots, Inc. 1                                    16,600             239,040
--------------------------------------------------------------------------------
Dollar General Corp.                               370,100           8,101,489
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                       552,200          28,918,714
--------------------------------------------------------------------------------
Neiman Marcus Group,
Inc. (The), Cl. A                                   31,500           1,779,120


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Saks, Inc. 1                                        57,800     $     1,006,876
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                857,600          40,315,776
                                                               -----------------
                                                                    80,361,015

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.6%
Abercrombie &
Fitch Co., Cl. A 1                                 751,500          23,694,795
--------------------------------------------------------------------------------
Advance Auto Parts,
Inc. 1                                              65,300           2,576,085
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                321,600          11,030,880
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                           342,400          15,681,920
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                 540,400           9,013,872
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                   100,000           8,970,000
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                              37,900           1,322,710
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                          626,000          25,590,880
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                 433,900          23,105,175
--------------------------------------------------------------------------------
Boise Cascade Corp.                                 67,500           2,274,750
--------------------------------------------------------------------------------
Borders Group, Inc.                                228,000           5,472,000
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                117,800           5,035,950
--------------------------------------------------------------------------------
Christopher &
Banks Corp.                                        374,000           6,967,620
--------------------------------------------------------------------------------
Claire's Stores, Inc.                              515,800          10,429,476
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                   216,400           4,172,192
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                    23,100             628,551
--------------------------------------------------------------------------------
Foot Locker, Inc.                                  421,000          11,030,200
--------------------------------------------------------------------------------
Gap, Inc. (The)                                  3,763,600          78,282,880
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp. 1                              101,900           1,146,375
--------------------------------------------------------------------------------
Home Depot, Inc.                                 3,172,600         115,197,106
--------------------------------------------------------------------------------
Hot Topic, Inc. 1                                  304,725           8,846,167
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                1,001,900          56,106,400
--------------------------------------------------------------------------------
Movie Gallery, Inc.                                 42,700             854,000
--------------------------------------------------------------------------------
Office Depot, Inc. 1                               103,400           1,802,262
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                 601,000          14,405,970
--------------------------------------------------------------------------------
RadioShack Corp.                                   768,800          26,569,728
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                               44,200           1,436,942
--------------------------------------------------------------------------------
Ross Stores, Inc.                                   63,600           2,038,380
--------------------------------------------------------------------------------
Select Comfort Corp. 1                              32,000             866,240


                        9 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Sherwin-Williams Co.                               129,000     $     4,515,000
--------------------------------------------------------------------------------
Staples, Inc. 1                                  2,094,600          54,920,412
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                360,800          12,231,120
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                             1,226,000          28,872,300
--------------------------------------------------------------------------------
Tractor Supply Co. 1                                19,200             822,144
--------------------------------------------------------------------------------
Zale Corp. 1                                        93,700           5,358,703
                                                               -----------------
                                                                   581,269,185

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Coach, Inc. 1                                      335,092          13,279,696
--------------------------------------------------------------------------------
Columbia
Sportswear Co. 1                                    85,900           4,467,659
--------------------------------------------------------------------------------
Kellwood Co.                                        21,200             889,552
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                  233,500          17,103,875
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                            354,700          21,899,178
--------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                              95,700           1,547,469
                                                               ---------------
                                                                    59,187,429

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.3%
--------------------------------------------------------------------------------
BEVERAGES--2.5%
Anheuser-Busch
Cos., Inc.                                         503,100          26,774,982
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                              2,452,800         122,541,888
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                         241,300           6,980,809
--------------------------------------------------------------------------------
PepsiAmericas, Inc. 1                               14,700             281,946
--------------------------------------------------------------------------------
PepsiCo, Inc.                                    3,221,530         167,197,407
                                                               -----------------
                                                                   323,777,032

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
CVS Corp.                                           64,500           2,418,750
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                 230,100           4,422,522
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                   944,100           5,268,078
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                    134,500           3,806,350
--------------------------------------------------------------------------------
Sysco Corp.                                        236,900           9,393,085
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                            3,736,100         222,522,116
--------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                            336,200           2,057,544
                                                               -----------------
                                                                   249,888,445


                                                                  MARKET VALUE
                                             SHARES                 SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
American Italian
Pasta Co. 1                                         11,800     $       480,260
--------------------------------------------------------------------------------
Campbell Soup Co.                                1,263,000          35,313,480
--------------------------------------------------------------------------------
Fresh Del Monte
Produce, Inc.                                      204,100           5,196,386
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                   160,200           6,121,242
--------------------------------------------------------------------------------
Hershey Foods Corp.                                 99,000           8,207,100
--------------------------------------------------------------------------------
Kellogg Co.                                        127,100           5,019,179
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                         1,890,900          63,893,511
--------------------------------------------------------------------------------
Sara Lee Corp.                                      56,381           1,230,233
--------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                180,600          10,156,944
                                                               -----------------
                                                                   135,618,335

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Energizer Holdings, Inc. 1                         421,000          19,648,070
--------------------------------------------------------------------------------
Procter & Gamble
Corp. (The)                                      1,544,300         158,306,193
                                                               -----------------
                                                                   177,954,263

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                188,300          13,293,980
--------------------------------------------------------------------------------
Gillette Co.                                        80,100           3,083,049
--------------------------------------------------------------------------------
USANA Health
Sciences, Inc. 1                                    15,700             476,181
                                                               -----------------
                                                                    16,853,210

--------------------------------------------------------------------------------
TOBACCO--1.2%
Altria Group, Inc.                               2,190,700         126,074,785
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.               412,000          25,432,760
                                                               -----------------
                                                                   151,507,545

--------------------------------------------------------------------------------
ENERGY--7.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.0%
Oil States
International, Inc. 1                              121,800           1,658,916
--------------------------------------------------------------------------------
OIL & GAS--7.5%
Amerada Hess Corp.                                   7,600             489,060
--------------------------------------------------------------------------------
Apache Corp.                                     1,041,600          42,882,672
--------------------------------------------------------------------------------
Brown (Tom), Inc. 1                              1,097,600          38,602,592
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                    537,900          31,488,666


                        10 |OPPENHEIMER MAIN STREET FUND

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
OIL & GAS Continued
Canadian Natural
Resources Ltd.                                     664,185     $    36,259,774
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                            1,192,500          15,287,850
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                897,704          79,312,148
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                23,210             645,238
--------------------------------------------------------------------------------
ConocoPhillips                                     980,591          67,533,302
--------------------------------------------------------------------------------
EOG Resources, Inc.                                330,400          14,699,496
--------------------------------------------------------------------------------
Esprit Exploration Ltd. 1                        4,313,000           8,711,183
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                7,640,696         322,208,150
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                             1,701,700          32,774,742
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                   103,500           5,407,875
--------------------------------------------------------------------------------
Murphy Oil Corp.                                   310,400          19,471,392
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                   64,800           3,037,824
--------------------------------------------------------------------------------
Noble Energy, Inc.                                 264,600          12,377,988
--------------------------------------------------------------------------------
Occidental
Petroleum Corp.                                  1,344,600          59,700,240
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                 1,838,400          17,058,379
--------------------------------------------------------------------------------
Pogo Producing Co.                                 347,700          15,775,149
--------------------------------------------------------------------------------
Sunoco, Inc.                                       421,000          25,891,500
--------------------------------------------------------------------------------
Talisman Energy, Inc.                              501,300          29,160,771
--------------------------------------------------------------------------------
Teekay Shipping Corp.                               29,100           1,940,097
--------------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                            88,700           1,618,775
--------------------------------------------------------------------------------
Unocal Corp.                                       460,900          17,514,200
--------------------------------------------------------------------------------
Valero Energy Corp.                                245,700          14,742,000
--------------------------------------------------------------------------------
Western Gas
Resources, Inc.                                     62,500           3,063,750
--------------------------------------------------------------------------------
XTO Energy, Inc.                                 1,080,900          32,254,056
                                                               -----------------
                                                                   949,908,869

--------------------------------------------------------------------------------
FINANCIALS--24.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Mellon Financial Corp.                           1,979,300          64,089,734
--------------------------------------------------------------------------------
Northern Trust Corp.                               253,200          12,571,380
                                                               -----------------
                                                                    76,661,114

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Astoria Financial Corp.                            125,100           5,046,534


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Bank of America Corp.                            2,233,800     $   182,992,896
--------------------------------------------------------------------------------
Bank One Corp.                                     853,100          46,050,338
--------------------------------------------------------------------------------
Banknorth Group, Inc.                              414,600          13,818,618
--------------------------------------------------------------------------------
Charter One
Financial, Inc.                                    706,571          25,592,002
--------------------------------------------------------------------------------
City National Corp.                                 40,300           2,505,048
--------------------------------------------------------------------------------
Comerica, Inc.                                      39,100           2,249,814
--------------------------------------------------------------------------------
Compass
Bancshares, Inc.                                   101,400           4,216,212
--------------------------------------------------------------------------------
First Midwest
Bancorp, Inc.                                        2,700              90,990
--------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                             199,000           5,144,150
--------------------------------------------------------------------------------
FleetBoston
Financial Corp.                                  1,845,500          83,102,865
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                    748,500          86,391,870
--------------------------------------------------------------------------------
Greenpoint
Financial Corp.                                    460,950          20,106,639
--------------------------------------------------------------------------------
Hudson United
Bancorp                                              5,000             195,200
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                   267,500           6,187,275
--------------------------------------------------------------------------------
Independence
Community Bank Corp.                               126,800           5,017,476
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                      94,800           3,336,960
--------------------------------------------------------------------------------
KeyCorp                                            519,800          16,851,916
--------------------------------------------------------------------------------
National City Corp.                              1,282,900          45,799,530
--------------------------------------------------------------------------------
North Fork
Bancorp, Inc.                                      220,000           9,290,600
--------------------------------------------------------------------------------
PNC Financial Services
Group, Inc.                                        320,500          18,787,710
--------------------------------------------------------------------------------
Regions Financial Corp.                            167,200           6,169,680
--------------------------------------------------------------------------------
Sky Financial
Group, Inc.                                          9,500             256,500
--------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                            399,800           8,855,570
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                               275,700          19,935,867
--------------------------------------------------------------------------------
U.S. Bancorp                                     3,000,570          85,606,262
--------------------------------------------------------------------------------
Union Planters Corp.                               130,900           3,924,382
--------------------------------------------------------------------------------
UnionBanCal Corp.                                  294,200          15,860,322
--------------------------------------------------------------------------------
Wachovia Corp.                                   1,699,900          81,544,203


                       11 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Washington
Mutual, Inc.                                       741,500     $    33,323,010
--------------------------------------------------------------------------------
Webster Financial Corp.                             76,300           3,841,705
--------------------------------------------------------------------------------
Wells Fargo & Co.                                2,545,900         146,007,365
--------------------------------------------------------------------------------
Zions Bancorp                                       79,300           4,620,811
                                                               -----------------
                                                                   992,720,320

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.1%
Affiliated Managers
Group, Inc. 1                                      134,200          11,339,900
--------------------------------------------------------------------------------
American Express Co.                               706,000          37,714,520
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                         405,400          35,610,336
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                    450,900          31,887,648
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                      89,500           8,345,875
--------------------------------------------------------------------------------
Citigroup, Inc.                                  6,015,146         302,321,238
--------------------------------------------------------------------------------
Franklin Resources, Inc.                           150,600           8,508,900
--------------------------------------------------------------------------------
Instinet Group, Inc. 1                              19,100             135,037
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          2,157,400          88,496,548
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                      349,100           4,838,526
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                     370,000          32,082,700
--------------------------------------------------------------------------------
MBNA Corp.                                       2,957,700          80,833,941
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        1,563,600          95,707,956
--------------------------------------------------------------------------------
Morgan Stanley                                   1,854,300         110,812,968
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                          18,443             950,183
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                  841,100          30,447,820
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                           1,253,300          15,340,392
--------------------------------------------------------------------------------
SLM Corp.                                            1,600              67,024
--------------------------------------------------------------------------------
Waddell & Reed
Financial, Inc.                                     32,200             835,268
--------------------------------------------------------------------------------
WFS Financial, Inc.                                  2,800             124,208
                                                               -----------------
                                                                   896,400,988

--------------------------------------------------------------------------------
INSURANCE--6.7%
ACE Ltd.                                           151,300           6,802,448
--------------------------------------------------------------------------------
AFLAC, Inc.                                        782,700          31,785,447


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Allmerica
Financial Corp. 1                                   75,100     $     2,769,688
--------------------------------------------------------------------------------
Allstate Corp.                                   2,433,800         111,054,294
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                         68,900           5,387,980
--------------------------------------------------------------------------------
American International
Group, Inc.                                      3,054,005         225,996,370
--------------------------------------------------------------------------------
Aon Corp.                                          735,300          19,286,919
--------------------------------------------------------------------------------
Everest Re Group Ltd.                               24,700           2,158,533
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                  1,189,784          46,532,452
--------------------------------------------------------------------------------
First American
Corp. (The)                                         36,900           1,127,295
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                              107,300           7,028,150
--------------------------------------------------------------------------------
John Hancock
Financial Services, Inc.                         1,341,100          56,513,954
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                               63,000           2,948,400
--------------------------------------------------------------------------------
Lincoln National Corp.                             482,700          22,411,761
--------------------------------------------------------------------------------
Loews Corp.                                        256,600          15,470,414
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                         942,400          45,225,776
--------------------------------------------------------------------------------
MBIA, Inc.                                         226,700          14,914,593
--------------------------------------------------------------------------------
MetLife, Inc.                                    1,200,100          42,183,515
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                               54,700           2,080,788
--------------------------------------------------------------------------------
Old Republic
International Corp.                                208,550           4,921,780
--------------------------------------------------------------------------------
Progressive Corp.                                  857,700          70,897,482
--------------------------------------------------------------------------------
Prudential
Financial, Inc.                                  1,075,800          49,906,362
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                   268,600          10,864,870
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                      399,300          21,142,935
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                 28,000           1,196,720
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                          2,000             131,900
--------------------------------------------------------------------------------
Travelers Property
Casualty Corp., Cl. A                              249,118           4,523,983


                       12 | OPPENHEIMER MAIN STREET FUND

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Travelers Property
Casualty Corp., Cl. B                              938,920     $    17,125,901
--------------------------------------------------------------------------------
UnumProvident Corp.                                140,500           2,082,210
                                                               -----------------
                                                                   844,472,920

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
Catellus Development
Corp.                                               58,971           1,547,989
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Countrywide
Financial Corp.                                    518,400          47,500,992
--------------------------------------------------------------------------------
Doral Financial Corp.                              280,875           9,583,455
--------------------------------------------------------------------------------
Fannie Mae                                       1,505,500         112,761,950
--------------------------------------------------------------------------------
Freddie Mac                                        524,600          32,483,232
--------------------------------------------------------------------------------
Fremont General Corp.                              617,600          13,865,120
--------------------------------------------------------------------------------
MGIC Investment Corp.                              408,900          27,061,002
--------------------------------------------------------------------------------
New Century
Financial Corp.                                    357,950          17,539,550
                                                               -----------------
                                                                   260,795,301

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.0%
Alkermes, Inc. 1                                   204,500           2,914,125
--------------------------------------------------------------------------------
Amgen, Inc. 1                                    2,063,100         131,068,743
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                  214,100           7,320,079
--------------------------------------------------------------------------------
Genentech, Inc. 1                                  355,000          38,300,950
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                 215,700          15,897,090
--------------------------------------------------------------------------------
Wyeth                                            1,598,200          63,128,900
                                                               -----------------
                                                                   258,629,887

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Bausch & Lomb, Inc.                                325,200          19,313,628
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                3,800             199,804
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                              542,100          26,373,165
--------------------------------------------------------------------------------
Bio-Rad Laboratories,
Inc., Cl. A 1                                      119,600           6,231,160
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                        1,139,200          46,536,320
--------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                            150,800           7,134,348
--------------------------------------------------------------------------------
Cytyc Corp. 1                                       73,800           1,216,224


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Hillenbrand
Industries, Inc.                                    16,300     $     1,076,615
--------------------------------------------------------------------------------
Inamed Corp. 1                                     136,850           6,555,115
--------------------------------------------------------------------------------
Medtronic, Inc.                                  1,753,000          82,215,700
--------------------------------------------------------------------------------
PolyMedica Corp.                                     5,300             134,673
--------------------------------------------------------------------------------
Stryker Corp.                                      647,000          57,408,310
--------------------------------------------------------------------------------
VISX, Inc. 1                                       379,000           6,916,750
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                             84,700           6,406,708
                                                               -----------------
                                                                   267,718,520

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Advisory Board
Co. (The) 1                                        110,600           3,989,342
--------------------------------------------------------------------------------
Aetna, Inc.                                        425,100          34,343,829
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                 140,100           5,943,042
--------------------------------------------------------------------------------
Andrx Corp. 1                                      361,900          10,842,524
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                      283,800           8,871,588
--------------------------------------------------------------------------------
Covance, Inc. 1                                    239,100           7,173,000
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                       547,200          23,841,504
--------------------------------------------------------------------------------
DaVita, Inc.1                                      345,400          15,719,154
--------------------------------------------------------------------------------
First Health Group
Corp. 1                                            220,000           4,659,600
--------------------------------------------------------------------------------
Health Net, Inc. 1                                 325,200           8,975,520
--------------------------------------------------------------------------------
Humana, Inc. 1                                     641,000          14,050,720
--------------------------------------------------------------------------------
IMS Health, Inc.                                   347,070           8,600,395
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                  980,929          32,037,141
--------------------------------------------------------------------------------
Oxford Health
Plans, Inc.                                        186,200           8,930,152
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                      380,100          23,661,225
--------------------------------------------------------------------------------
Per-Se Technologies,
Inc. 1                                              48,600             739,692
--------------------------------------------------------------------------------
Renal Care Group, Inc. 1                            34,600           1,614,436
--------------------------------------------------------------------------------
Select Medical Corp.                               606,800           9,690,596
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                      27,900             980,964
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc. 1                                      231,896          14,377,552


                       13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
US Oncology, Inc. 1                                539,100     $     6,711,795
--------------------------------------------------------------------------------
WellPoint Health
Networks, Inc. 1                                   723,200          78,662,464
                                                               -----------------
                                                                   324,416,235

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.5%
Abbott Laboratories                              1,046,100          44,773,080
--------------------------------------------------------------------------------
American
Pharmaceutical
Partners, Inc. 1                                   445,950          15,920,415
--------------------------------------------------------------------------------
Bradley
Pharmaceuticals, Inc. 1                            274,600           6,755,160
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                         948,000          26,373,360
--------------------------------------------------------------------------------
Eli Lilly & Co.                                  1,698,800         125,609,272
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                   109,600           2,659,992
--------------------------------------------------------------------------------
Johnson & Johnson                                2,565,268         138,293,598
--------------------------------------------------------------------------------
Kos Pharmaceuticals,
Inc. 1                                             363,200          15,984,432
--------------------------------------------------------------------------------
Merck & Co., Inc.                                2,936,400         141,182,112
--------------------------------------------------------------------------------
Pfizer, Inc.                                     7,443,945         272,820,584
--------------------------------------------------------------------------------
Schering-Plough Corp.                            1,400,000          25,144,000
--------------------------------------------------------------------------------
Taro Pharmaceutical
Industries Ltd. 1                                   75,900           4,770,315
                                                               -----------------
                                                                   820,286,320

--------------------------------------------------------------------------------
INDUSTRIALS--6.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
General Dynamics
Corp.                                              431,600          39,758,992
--------------------------------------------------------------------------------
Honeywell
International, Inc.                              1,018,900          35,712,445
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                              137,900           6,226,185
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                             131,700           4,285,518
--------------------------------------------------------------------------------
United Defense
Industries, Inc. 1                                 229,100           7,021,915
--------------------------------------------------------------------------------
United Technologies
Corp.                                              720,500          66,365,255
                                                               -----------------
                                                                   159,370,310


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
--------------------------------------------------------------------------------
FedEx Corp.                                        271,500     $    18,646,620
--------------------------------------------------------------------------------
United Parcel Service,
Inc., Cl. B                                        611,300          43,176,119
                                                               -----------------
                                                                    61,822,739

--------------------------------------------------------------------------------
AIRLINES--0.0%
America West
Holdings Corp., Cl. B 1                            278,000           3,038,540
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1                                      194,700           2,852,355
--------------------------------------------------------------------------------
Northwest Airlines
Corp., Cl. A 1                                      76,800             832,512
                                                               -----------------
                                                                     6,723,407

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
American Standard
Cos., Inc. 1                                        36,600           3,987,936
--------------------------------------------------------------------------------
Masco Corp.                                        271,800           7,621,272
--------------------------------------------------------------------------------
USG Corp. 1                                        146,300           2,533,916
                                                               -----------------
                                                                    14,143,124

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
H&R Block, Inc.                                    673,300          36,391,865
--------------------------------------------------------------------------------
Harland (John H.) Co.                               31,700             956,389
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                   266,300          10,111,411
--------------------------------------------------------------------------------
Republic Services, Inc.                            322,600           8,465,024
                                                               -----------------
                                                                    55,924,689

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Emerson Electric Co.                                67,400           4,211,152
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                 2,700             107,190
--------------------------------------------------------------------------------
Molex, Inc., Cl. A                                 299,600           7,978,348
--------------------------------------------------------------------------------
Thomas & Betts Corp.                                 1,200              25,908
                                                               -----------------
                                                                    12,322,598

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.4%
3M Co.                                             756,500          59,022,130
--------------------------------------------------------------------------------
General Electric Co.                            11,379,900         370,074,348
                                                               -----------------
                                                                   429,096,478


                       14 | OPPENHEIMER MAIN STREET FUND

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--0.7%
Actuant Corp., Cl. A 1                              17,500     $       698,425
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                            158,700          10,847,145
--------------------------------------------------------------------------------
Caterpillar, Inc.                                    1,600             121,200
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Co. NV                                        121,000           3,394,050
--------------------------------------------------------------------------------
Cummins, Inc.                                       81,500           4,026,100
--------------------------------------------------------------------------------
Deere & Co.                                         68,500           4,399,755
--------------------------------------------------------------------------------
EnPro Industries, Inc. 1                            36,180             709,128
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                          212,200          14,107,056
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                 16,800             988,680
--------------------------------------------------------------------------------
Paccar, Inc.                                       423,150          23,446,742
--------------------------------------------------------------------------------
Pall Corp.                                         591,900          15,490,023
--------------------------------------------------------------------------------
SPX Corp. 1                                        199,700           8,387,400
--------------------------------------------------------------------------------
Trinity Industries, Inc.                            23,000             669,300
--------------------------------------------------------------------------------
Wabash National Corp. 1                             68,800           1,957,360
                                                               -----------------
                                                                    89,242,364

--------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Burlington Northern
Santa Fe Corp.                                     334,200          10,754,556
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc. 1                                   498,900          13,669,860
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                395,700          14,577,588
--------------------------------------------------------------------------------
Union Pacific Corp.                                  1,100              70,004
                                                               -----------------
                                                                    39,072,008

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
3Com Corp. 1                                       937,800           6,564,600
--------------------------------------------------------------------------------
ADTRAN, Inc.                                       123,400           4,017,904
--------------------------------------------------------------------------------
Avaya, Inc. 1                                      464,400           7,964,460
--------------------------------------------------------------------------------
Avocent Corp. 1                                      9,600             371,232
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                           10,246,700         236,698,770
--------------------------------------------------------------------------------
Corning, Inc. 1                                  3,238,400          40,641,920
--------------------------------------------------------------------------------
Ditech
Communications Corp. 1                                 900              16,821
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                           106,800           2,520,480
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                           583,300          15,089,971
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                           2,907,900          12,184,101


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
McDATA Corp., Cl. A 1                              202,700     $     1,633,762
--------------------------------------------------------------------------------
Motorola, Inc.                                     843,500          15,562,575
--------------------------------------------------------------------------------
Powerwave
Technologies, Inc. 1                                57,900             571,473
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     318,300          20,196,135
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                           529,200          17,516,520
--------------------------------------------------------------------------------
Zhone Technologies,
Inc. 1                                              81,200             397,068
                                                               -----------------
                                                                   381,947,792


--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.0%
Avid Technology, Inc. 1                             12,600             535,122
--------------------------------------------------------------------------------
Dell, Inc. 1                                     4,180,900         136,506,385
--------------------------------------------------------------------------------
EMC Corp. 1                                      4,047,000          57,953,040
--------------------------------------------------------------------------------
Hewlett-Packard Co.                              3,917,100          88,957,341
--------------------------------------------------------------------------------
International Business
Machines Corp.                                   1,338,600         129,174,900
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                      282,500          23,246,925
--------------------------------------------------------------------------------
Maxtor Corp. 1                                     558,200           5,721,550
--------------------------------------------------------------------------------
NCR Corp. 1                                         40,600           1,817,256
--------------------------------------------------------------------------------
SanDisk Corp. 1                                    137,200           3,479,392
--------------------------------------------------------------------------------
Seagate Technology
International, Inc.
(Escrow Shares) 1,3,4                              903,300                  --
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                            455,300          13,372,161
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                         5,586,800          29,833,512
--------------------------------------------------------------------------------
Western Digital Corp. 1                          1,417,700          16,147,603
                                                               -----------------
                                                                   506,745,187

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent
Technologies, Inc. 1                               745,400          25,485,226
--------------------------------------------------------------------------------
Avnet, Inc. 1                                      208,700           4,914,885
--------------------------------------------------------------------------------
Benchmark
Electronics, Inc. 1                                 47,400           1,649,994
--------------------------------------------------------------------------------
Brightpoint, Inc. 1                                144,400           2,459,132
--------------------------------------------------------------------------------
FARO Technologies,
Inc. 1                                             125,100           3,477,780
--------------------------------------------------------------------------------
Kemet Corp. 1                                       92,900           1,367,488


                       15 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Molex, Inc.                                        104,300     $     3,304,224
--------------------------------------------------------------------------------
Solectron Corp. 1                                  219,500           1,402,605
--------------------------------------------------------------------------------
Symbol
Technologies, Inc.                                     600              10,212
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                             46,600           1,308,062
--------------------------------------------------------------------------------
UNOVA, Inc. 1                                      233,500           5,085,630
--------------------------------------------------------------------------------
Veeco Instruments, Inc. 1                           42,900           1,251,393
                                                               -----------------
                                                                    51,716,631

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
--------------------------------------------------------------------------------
Akamai
Technologies, Inc. 1                               268,600           4,029,000
--------------------------------------------------------------------------------
Ask Jeeves, Inc. 1                                 122,100           2,465,199
--------------------------------------------------------------------------------
Digital River, Inc. 1                               64,400           1,409,716
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                  213,400           1,948,342
--------------------------------------------------------------------------------
j2 Global
Communications, Inc. 1                              18,200             399,672
--------------------------------------------------------------------------------
United Online, Inc. 1                              293,200           5,048,904
--------------------------------------------------------------------------------
WebEx
Communications, Inc. 1                              18,600             475,602
                                                               -----------------
                                                                    15,776,435

--------------------------------------------------------------------------------
IT SERVICES--0.3%
--------------------------------------------------------------------------------
Anteon International
Corp. 1                                             17,400             508,950
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                           51,500             908,975
--------------------------------------------------------------------------------
CheckFree Corp. 1                                  195,300           5,669,559
--------------------------------------------------------------------------------
Convergys Corp. 1                                  938,600          15,261,636
--------------------------------------------------------------------------------
Evolving Systems, Inc. 1                            28,300             240,550
--------------------------------------------------------------------------------
First Data Corp.                                   112,456           4,608,447
--------------------------------------------------------------------------------
Global Payments, Inc.                               28,100           1,215,606
--------------------------------------------------------------------------------
Titan Corp. (The) 1                                 47,500             999,875
                                                               -----------------
                                                                    29,413,598

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Advanced Energy
Industries, Inc. 1                                  20,200             441,168
--------------------------------------------------------------------------------
Agere Systems,
Inc., Cl. A 1                                      679,900           2,638,012
--------------------------------------------------------------------------------
Altera Corp. 1                                     632,000          13,954,560
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1                           107,700           1,666,119


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Analog Devices, Inc.                               510,500     $    25,473,950
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                        2,357,900          50,081,796
--------------------------------------------------------------------------------
Atmel Corp. 1                                      731,700           5,063,364
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1                                57,200             654,368
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                            873,800          35,458,804
--------------------------------------------------------------------------------
Cypress
Semiconductor Corp. 1                            1,031,800          22,266,244
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                 568,000           9,366,320
--------------------------------------------------------------------------------
Intel Corp.                                      8,356,100         244,248,803
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                             62,200           2,871,152
--------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                 321,200          16,959,360
--------------------------------------------------------------------------------
Kulicke & Soffa
Industries, Inc. 1                                 272,900           3,397,605
--------------------------------------------------------------------------------
Lam Research Corp. 1                               131,100           3,352,227
--------------------------------------------------------------------------------
MKS Instruments, Inc. 1                             18,900             456,435
--------------------------------------------------------------------------------
National
Semiconductor Corp. 1                              857,700          33,759,072
--------------------------------------------------------------------------------
NVE Corp. 1                                         41,400           1,771,506
--------------------------------------------------------------------------------
Photronics, Inc. 1                                  36,000             625,320
--------------------------------------------------------------------------------
Rambus, Inc. 1                                      82,000           2,655,980
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1                                 207,900           2,602,908
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                   266,300           6,564,295
--------------------------------------------------------------------------------
Texas Instruments, Inc.                          3,642,300         111,636,495
--------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 1                              195,900           1,567,200
--------------------------------------------------------------------------------
Xilinx, Inc. 1                                       1,400              58,856
                                                               -----------------
                                                                   599,591,919

--------------------------------------------------------------------------------
SOFTWARE--4.3%
Amdocs Ltd. 1                                      735,000          20,491,800
--------------------------------------------------------------------------------
Ascential Software
Corp. 1                                            119,600           2,698,176
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 1,000              19,600
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                             484,000          10,251,120
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                501,100          13,309,216


                       16 | OPPENHEIMER MAIN STREET FUND

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Compuware Corp. 1                                  278,400     $     2,182,656
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                          1,120,000          52,819,200
--------------------------------------------------------------------------------
Microsoft Corp.                                 11,233,200         297,679,800
--------------------------------------------------------------------------------
Novell, Inc. 1                                     492,000           5,008,560
--------------------------------------------------------------------------------
Oracle Corp. 1                                   3,698,400          47,635,392
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                   1,200               5,472
--------------------------------------------------------------------------------
Peoplesoft, Inc. 1                                   1,800              38,844
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                    672,200          12,153,376
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                             563,300           7,356,698
--------------------------------------------------------------------------------
Sybase, Inc. 1                                     539,700          11,608,947
--------------------------------------------------------------------------------
Symantec Corp. 1                                   336,500          13,843,610
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                   399,100          11,765,468
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                   502,100          15,715,730
--------------------------------------------------------------------------------
Veritas Software Corp. 1                           660,200          20,083,284
                                                               -----------------
                                                                   544,666,949

--------------------------------------------------------------------------------
MATERIALS--2.1%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
--------------------------------------------------------------------------------
Cytec Industries, Inc.                              29,900           1,040,221
--------------------------------------------------------------------------------
Dow Chemical Co.                                   258,700          11,245,689
--------------------------------------------------------------------------------
Du Pont (E.I.) de
Nemours & Co.                                      589,600          26,585,064
--------------------------------------------------------------------------------
Engelhard Corp.                                    113,800           3,302,476
--------------------------------------------------------------------------------
Hercules, Inc. 1                                   628,700           7,481,530
--------------------------------------------------------------------------------
Monsanto Co.                                       912,200          30,139,088
--------------------------------------------------------------------------------
OM Group, Inc. 1                                   139,900           4,297,728
--------------------------------------------------------------------------------
Praxair, Inc.                                        1,600              58,112
                                                               -----------------
                                                                    84,149,908

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc. 1                             62,096           3,492,900
--------------------------------------------------------------------------------
Florida Rock
Industries, Inc.                                    19,200             842,880
                                                               -----------------
                                                                     4,335,780

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Sealed Air Corp. 1                                  34,100           1,699,885


                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--1.0%
Alcan, Inc.                                        419,800     $    19,995,074
--------------------------------------------------------------------------------
Alcoa, Inc.                                      1,610,100          60,330,447
--------------------------------------------------------------------------------
GrafTech
International Ltd. 1                               115,300           1,564,621
--------------------------------------------------------------------------------
Peabody Energy Corp.                               312,600          13,379,280
--------------------------------------------------------------------------------
Phelps Dodge Corp. 1                               343,700          29,647,562
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                    14,000             679,000
                                                               -----------------
                                                                   125,595,984

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Corp.                              890,100          28,527,705
--------------------------------------------------------------------------------
Louisiana-Pacific Corp. 1                          925,900          22,897,507
                                                               -----------------
                                                                    51,425,212

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
BellSouth Corp.                                  1,134,300          31,261,308
--------------------------------------------------------------------------------
Citizens
Communications Co. 1                             1,140,000          15,025,200
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                             5,999,100         144,038,391
--------------------------------------------------------------------------------
Sprint Corp.
(Fon Group)                                        994,600          17,634,258
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                             3,516,210         134,776,329
                                                               ---------------
                                                                   342,735,486

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
AT&T Corp.                                           3,100              62,093
--------------------------------------------------------------------------------
AT&T Wireless
Services, Inc. 1                                 5,155,700          70,014,406
--------------------------------------------------------------------------------
Nextel
Communications,
Inc., Cl. A 1                                    4,260,400         112,857,996
                                                               -----------------
                                                                   182,934,495

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric
Power Co., Inc.                                     94,300           3,253,350


                       17 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Constellation Energy
Group, Inc.                                        346,300     $    13,765,425
--------------------------------------------------------------------------------
Edison International                               320,500           7,400,345
--------------------------------------------------------------------------------
Exelon Corp.                                       500,575          33,608,606
--------------------------------------------------------------------------------
PG&E Corp. 1                                         1,900              53,523
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,3                                     700,000             196,000
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                             121,300           3,920,416
                                                               -----------------
                                                                    62,197,665

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
El Paso Corp.                                      939,200           6,987,648
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Dynegy, Inc. 1                                     486,200           1,988,558
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                        1,659,500          15,715,464
                                                               -----------------
                                                                    17,704,022
                                                               -----------------

Total Common Stocks
(Cost $9,888,815,702)                                           12,602,752,138

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp.,
Dividend Equalization
Preferred Shares 1,3
(Cost $0)                                          100,000                 300


                                                                  MARKET VALUE
                                                 UNITS              SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1
(Cost $0)                                          500,000     $       100,000


                                                 PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
--------------------------------------------------------------------------------
Undivided interest of 31.61% in joint
repurchase agreement (Principal
Amount/Market Value $286,688,000)
with PaineWebber, Inc., 1.01%, dated
2/27/04, to be repurchased at
$90,631,628 on 3/1/04, collateralized
by Federal National Mortgage
Assn., 4.50%, 10/1/33, with a
value of $293,111,217
(Cost $90,624,000)                             $90,624,000          90,624,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $9,979,439,702)                               100.1%      12,693,476,438
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                         (0.1)         (14,219,395)
                                               ---------------------------------
NET ASSETS                                          100.0%     $12,679,257,043
                                               =================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of February 29, 2004 amounts to $32,774,742. Transactions during the period in which the issuer was an affiliate are as follows:

                        SHARES                               SHARES
                    AUGUST 31,       GROSS         GROSS    FEB. 29,     UNREALIZED   DIVIDEND     REALIZED
                          2003   ADDITIONS    REDUCTIONS        2004   APPRECIATION     INCOME         GAIN
-----------------------------------------------------------------------------------------------------------
 STOCKS AND/OR
 WARRANTS
 Frontier Oil Corp.  1,842,100          --       140,400   1,701,700    $23,702,453   $184,210   $1,590,810

3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
4. Received as the result of issuer reorganization. Currently has minimal market value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 29, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned of
approximately $25,414,000)--see accompanying statements:
Unaffiliated companies (cost $9,970,367,413)                    $12,660,701,696
Affiliated companies (cost $9,072,289)                               32,774,742
                                                                ----------------
                                                                 12,693,476,438
--------------------------------------------------------------------------------
Cash                                                                  4,741,677
--------------------------------------------------------------------------------
Collateral for securities loaned                                     26,042,200
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                       276
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                    145,577,740
Interest and dividends                                               15,542,349
Shares of capital stock sold                                          8,438,297
Other                                                                   209,984
                                                                ----------------
Total assets                                                     12,894,028,961

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           26,042,200
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                               140,866,366
Shares of capital stock redeemed                                     38,527,702
Distribution and service plan fees                                    5,029,722
Transfer and shareholder servicing agent fees                         2,306,172
Shareholder communications                                            1,674,839
Directors' compensation                                                 129,442
Other                                                                   195,475
                                                                ----------------
Total liabilities                                                   214,771,918

--------------------------------------------------------------------------------
NET ASSETS                                                      $12,679,257,043
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $     3,781,604
--------------------------------------------------------------------------------
Additional paid-in capital                                       11,977,426,630
--------------------------------------------------------------------------------
Accumulated net investment income                                     6,241,956
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (2,022,232,979)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies       2,714,039,832
                                                                ----------------
NET ASSETS                                                      $12,679,257,043
                                                                ================


                       19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $7,607,604,859 and 224,516,858 shares of capital stock outstanding)    $33.88
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $35.95
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,068,572,533 and 93,351,281 shares of capital stock
outstanding)                                                              $32.87
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,343,593,502 and 40,838,785 shares of capital stock
outstanding)                                                              $32.90
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $128,055,341 and 3,817,276 shares of capital stock
outstanding)                                                              $33.55
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $531,430,808 and 15,636,188 shares of
capital stock outstanding)                                                $33.99


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes
  of $179,194)                                                  $   100,450,868
Affiliated companies                                                    184,210
--------------------------------------------------------------------------------
Interest                                                                954,605
--------------------------------------------------------------------------------
Portfolio lending fees                                                  252,974
                                                                ---------------
Total investment income                                             101,842,657

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      28,291,371
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               9,258,732
Class B                                                              14,992,452
Class C                                                               6,339,629
Class N                                                                 266,315
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               8,091,988
Class B                                                               4,171,664
Class C                                                               1,392,922
Class N                                                                 194,657
Class Y                                                                 423,994
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 917,559
Class B                                                                 419,473
Class C                                                                 149,520
Class N                                                                  11,251
Class Y                                                                   1,357
--------------------------------------------------------------------------------
Directors' compensation                                                 123,517
--------------------------------------------------------------------------------
Custodian fees and expenses                                              69,681
--------------------------------------------------------------------------------
Other                                                                   525,288
                                                                ---------------
Total expenses                                                       75,641,370
Less reduction to custodian expenses                                     (4,049)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class A                                                  (193,733)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class B                                                  (145,299)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class C                                                   (31,102)
Less voluntary waiver of transfer and shareholder servicing
  agent fees--Class N                                                    (6,403)
                                                                ----------------
Net expenses                                                         75,260,784


--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                26,581,873


21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments:
  Unaffiliated companies                                         $  602,177,378
  Affiliated companies                                                1,590,810
Foreign currency transactions                                         3,483,060
                                                                 ---------------
Net realized gain                                                   607,251,248
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                       1,098,386,757
Translation of assets and liabilities denominated in
  foreign currencies                                                   (468,162)
                                                                 ---------------
Net change in unrealized appreciation                             1,097,918,595

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,731,751,716
                                                                 ===============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          SIX MONTHS                    YEAR
                                                                               ENDED                   ENDED
                                                                   FEBRUARY 29, 2004              AUGUST 31,
                                                                         (UNAUDITED)                    2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                $    26,581,873         $    59,505,325
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                 607,251,248            (854,192,996)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                  1,097,918,595           1,475,128,700
                                                                     -----------------------------------------
Net increase in net assets resulting from operations                   1,731,751,716             680,441,029

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (47,938,103)            (44,773,361)
Class B                                                                           --                      --
Class C                                                                           --                      --
Class N                                                                     (486,691)               (497,131)
Class Y                                                                   (4,473,289)             (1,922,959)

--------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                 (444,227,117)            178,709,918
Class B                                                                 (283,503,469)           (700,117,179)
Class C                                                                  (18,564,495)            (72,176,143)
Class N                                                                   35,122,368              29,863,069
Class Y                                                                   27,023,928             192,963,219

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                           994,704,848             262,490,462
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                   11,684,552,195          11,422,061,733
                                                                     -----------------------------------------

End of period (including accumulated net investment income
of $6,241,956 and $32,558,166, respectively)                         $12,679,257,043         $11,684,552,195
                                                                     =========================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                   SIX MONTHS
                                                        ENDED
                                            FEBRUARY 29, 2004
CLASS A                                           (UNAUDITED)               2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $29.62             $27.90           $32.15           $45.41
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13                .22              .16              .14
Net realized and unrealized gain (loss)                  4.33               1.69            (4.29)          (11.18)
                                                       ----------------------------------------------------------------

Total from investment operations                         4.46               1.91            (4.13)          (11.04)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.20)              (.19)            (.07)            (.12)
Distributions from net realized gain                       --                 --             (.05)           (2.10)
                                                       ----------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                          (.20)              (.19)            (.12)           (2.22)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $33.88             $29.62           $27.90           $32.15
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      15.10%              6.93%          (12.90)%         (24.85)%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $7,607,605         $7,033,312       $6,443,983       $7,320,747
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $7,572,995         $6,310,359       $7,203,226       $7,954,409
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    0.70%              0.87%            0.52%            0.47%
Total expenses                                           0.95% 3,4          0.97% 3          0.99% 3          0.86% 3
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%                94%              78%              76%



                                                                            YEAR
                                                                           ENDED
                                                                      AUGUST 31,
CLASS A                                                  2000               1999
-----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------
Net asset value, beginning of period                   $42.89             $32.32
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .21                .19
Net realized and unrealized gain (loss)                  6.79              12.03
                                                       ----------------------------

Total from investment operations                         7.00              12.22
-----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --               (.15)
Distributions from net realized gain                    (4.48)             (1.50)
                                                       ----------------------------

Total dividends and/or distributions
to shareholders                                         (4.48)             (1.65)
-----------------------------------------------------------------------------------
Net asset value, end of period                         $45.41             $42.89
                                                       ============================

-----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      17.74%             38.62%
-----------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $9,264,943         $7,723,607
-----------------------------------------------------------------------------------
Average net assets (in thousands)                  $8,428,173         $6,721,568
-----------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    0.54%              0.50%
Total expenses                                           0.90% 3            0.91% 3
-----------------------------------------------------------------------------------
Portfolio turnover rate                                    73%                72%

1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Reduction to custodian expenses less than 0.01%.
4.Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER MAIN STREET FUND


                                                   SIX MONTHS
                                                        ENDED
                                            FEBRUARY 29, 2004
CLASS B                                           (UNAUDITED)               2003             2002             2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $28.68             $27.04           $31.34           $44.50
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.09)              (.13)            (.20)            (.13)
Net realized and unrealized gain (loss)                  4.28               1.77            (4.05)          (10.93)
                                                       --------------------------------------------------------------
Total from investment operations                         4.19               1.64            (4.25)          (11.06)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --                 --               --               --
Distributions from net realized gain                       --                 --             (.05)           (2.10)
                                                       --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --                 --             (.05)           (2.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $32.87             $28.68           $27.04           $31.34
                                                       ==============================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      14.61%              6.06%          (13.58)%         (25.39)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $3,068,573         $2,941,765       $3,510,800       $5,404,510
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $3,010,819         $2,964,666       $4,607,653       $6,630,335
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                            (0.14)%             0.04%           (0.25)%          (0.29)%
Total expenses                                           1.78% 3,4          1.81% 3          1.75% 3          1.61% 3
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%                94%              78%              76%



                                                                          YEAR
                                                                         ENDED
                                                                    AUGUST 31,
CLASS B                                                   2000            1999
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $42.42          $32.07
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.08)           (.08)
Net realized and unrealized gain (loss)                   6.64           11.93
                                                        ------------------------
Total from investment operations                          6.56           11.85
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --              --
Distributions from net realized gain                     (4.48)          (1.50)
                                                        ------------------------
Total dividends and/or distributions
to shareholders                                          (4.48)          (1.50)
--------------------------------------------------------------------------------
Net asset value, end of period                          $44.50          $42.42
                                                        ========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       16.84%          37.62%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $8,367,040      $7,072,718
--------------------------------------------------------------------------------
Average net assets (in thousands)                   $7,628,232      $5,930,303
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                             (0.22)%         (0.26)%
Total expenses                                            1.66% 3         1.66% 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                     73%             72%

1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Reduction to custodian expenses less than 0.01%.
4.Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                   SIX MONTHS
                                                        ENDED
                                            FEBRUARY 29, 2004
CLASS C                                           (UNAUDITED)               2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $28.69             $27.03           $31.33           $44.50
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.02)                --             (.11)            (.11)
Net realized and unrealized gain (loss)                  4.23               1.66            (4.14)          (10.96)
                                                       ----------------------------------------------------------------
Total from investment operations                         4.21               1.66            (4.25)          (11.07)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --                 --               --               --
Distributions from net realized gain                       --                 --             (.05)           (2.10)
                                                       ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --                 --             (.05)           (2.10)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $32.90             $28.69           $27.03           $31.33
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      14.67%              6.14%          (13.58)%         (25.42)%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $1,343,594         $1,188,826       $1,198,517       $1,562,452
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $1,273,879         $1,111,131       $1,432,566       $1,825,540
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                            (0.06)%             0.09%           (0.24)%          (0.29)%
Total expenses                                           1.71% 3,4          1.74% 3          1.75% 3          1.61% 3
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%                94%              78%              76%



                                                                          YEAR
                                                                         ENDED
                                                                    AUGUST 31,
CLASS C                                                  2000             1999
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $42.41           $32.07
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.08)            (.09)
Net realized and unrealized gain (loss)                  6.65            11.93
                                                  ------------------------------
Total from investment operations                         6.57            11.84
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --               --
Distributions from net realized gain                    (4.48)           (1.50)
                                                  ------------------------------
Total dividends and/or distributions
to shareholders                                         (4.48)           (1.50)
--------------------------------------------------------------------------------
Net asset value, end of period                         $44.50           $42.41
                                                  ==============================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      16.87%           37.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $2,213,568       $1,850,787
--------------------------------------------------------------------------------
Average net assets (in thousands)                  $2,004,263       $1,583,189
--------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                            (0.23)%          (0.25)%
Total expenses                                           1.67% 3          1.66% 3
--------------------------------------------------------------------------------
Portfolio turnover rate                                    73%              72%

1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER MAIN STREET FUND


                                                            SIX MONTHS                                             YEAR
                                                                 ENDED                                            ENDED
                                                     FEBRUARY 29, 2004                                       AUGUST 31,
 CLASS N                                                   (UNAUDITED)          2003            2002             2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $29.33        $27.72          $32.09             $34.36
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .06           .20             .12                .02
Net realized and unrealized gain (loss)                           4.30          1.65           (4.31)             (2.29)
                                                                -----------------------------------------------------------
Total from investment operations                                  4.36          1.85           (4.19)             (2.27)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.14)         (.24)           (.13)                --
Distributions from net realized gain                                --            --            (.05)                --
                                                                -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (.14)         (.24)           (.18)                --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $33.55        $29.33          $27.72             $32.09
                                                                ===========================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               14.90%         6.78%         (13.15)%            (6.61)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $128,055       $79,188         $43,464             $7,641
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $107,229       $60,950         $28,141             $2,672
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             0.29%         0.65%           0.28%              0.36%
Total expenses                                                    1.35%         1.23%           1.24%              1.16%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                               1.34%         1.18%            N/A 4              N/A 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             40%           94%             78%                76%

1.For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3.Annualized for periods of less than one full year.
4.Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                   SIX MONTHS
                                                        ENDED
                                            FEBRUARY 29, 2004
CLASS Y                                           (UNAUDITED)               2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $29.75             $28.02           $32.28           $45.64
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .15                .11              .19              .17
Net realized and unrealized gain (loss)                  4.38               1.86            (4.28)          (11.22)
                                                       ----------------------------------------------------------------
Total from investment operations                         4.53               1.97            (4.09)          (11.05)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.29)              (.24)            (.12)            (.21)
Distributions from net realized gain                       --                 --             (.05)           (2.10)
                                                       ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.29)              (.24)            (.17)           (2.31)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $33.99             $29.75           $28.02           $32.28
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      15.28%              7.11%          (12.74)%         (24.76)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $531,431           $441,460         $225,298         $225,475
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $488,712           $242,029         $227,835         $239,222
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    1.01%              1.01%            0.74%            0.60%
Total expenses                                           0.64%              0.87%            0.92%            0.79% 3
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                        N/A 4             0.83%            0.78%            0.73%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%                94%              78%              76%



                                                                            YEAR
                                                                           ENDED
                                                                      AUGUST 31,
CLASS Y                                                  2000               1999
-----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------
Net asset value, beginning of period                   $43.00             $32.38
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .24                .24
Net realized and unrealized gain (loss)                  6.88              12.07
                                                       ----------------------------
Total from investment operations                         7.12              12.31
-----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --               (.19)
Distributions from net realized gain                    (4.48)             (1.50)
                                                       ----------------------------
Total dividends and/or distributions
to shareholders                                         (4.48)             (1.69)
-----------------------------------------------------------------------------------
Net asset value, end of period                         $45.64             $43.00
                                                       ============================

-----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      18.00%             38.84%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $260,289           $148,397
-----------------------------------------------------------------------------------
Average net assets (in thousands)                    $205,586           $ 99,155
-----------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    0.77%              0.63%
Total expenses                                           0.66%              0.77%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                        N/A 4              N/A 4
-----------------------------------------------------------------------------------
Portfolio turnover rate                                    73%                72%


1.Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2.Annualized for periods of less than one full year.
3.Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4.Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       28 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                       29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
   As of February 29, 2004 the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,903,696,267 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Fund used $607,251,248 and $0, respectively, of carryforward to offset capital gains realized.

As of August 31, 2003, the Fund had available for federal income tax purposes post-October losses of $343,911,497 and unused capital loss carryforwards as follows:

                              EXPIRING
                              ------------------------------------
                              2010                  $  878,523,150
                              2011                   1,288,512,868
                                                    --------------
                              Total                 $2,167,036,018
                                                    ==============


                       30 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK
The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:


                         SIX MONTHS ENDED FEBRUARY 29, 2004           YEAR ENDED AUGUST 31, 2003
                                 SHARES              AMOUNT           SHARES              AMOUNT

--------------------------------------------------------------------------------------------------
 CLASS A
 Sold                        23,595,034     $   752,316,815       57,515,190     $ 1,539,439,975
 Dividends and/or
 distributions reinvested     1,388,210          44,020,146        1,539,850          40,960,045
 Acquisition-Note 8             484,771          14,962,004               --                  --
 Redeemed                   (38,378,343)     (1,255,526,082)     (52,631,425)     (1,401,690,102)
                            ----------------------------------------------------------------------
 Net increase (decrease)    (12,910,328)    $  (444,227,117)       6,423,615     $   178,709,918
                            ======================================================================


                       31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued


                         SIX MONTHS ENDED FEBRUARY 29, 2004           YEAR ENDED AUGUST 31, 2003
                                 SHARES              AMOUNT           SHARES              AMOUNT

--------------------------------------------------------------------------------------------------
CLASS B
Sold                          5,541,029       $ 171,109,241       13,771,522     $   359,570,385
Dividends and/or
distributions reinvested             --                  --               --                  --
Acquisition-Note 8              345,711          10,354,684               --                  --
Redeemed                    (15,114,580)       (464,967,394)     (41,047,235)     (1,059,687,564)
                            ----------------------------------------------------------------------
Net decrease                 (9,227,840)      $(283,503,469)     (27,275,713)    $  (700,117,179)
                            ======================================================================


--------------------------------------------------------------------------------------------------
CLASS C
Sold                          2,835,010       $  87,717,854        6,240,812     $   163,131,858
Dividends and/or
distributions reinvested             --                  --               --                  --
Acquisition-Note 8              367,588          11,042,894               --                  --
Redeemed                     (3,798,445)       (117,325,243)      (9,141,515)       (235,308,001)
                            ----------------------------------------------------------------------
Net decrease                   (595,847)      $ (18,564,495)      (2,900,703)    $   (72,176,143)
                            ======================================================================



--------------------------------------------------------------------------------------------------
CLASS N
Sold                          1,200,440       $  38,027,235        1,754,034     $    46,435,446
Dividends and/or
distributions reinvested         15,058             473,127           18,620             491,777
Acquisition-Note 8              677,940          20,916,882               --                  --
Redeemed                       (775,949)        (24,294,876)        (640,941)        (17,064,154)
                           ----------------------------------------------------------------------
Net increase                  1,117,489       $  35,122,368        1,131,713     $    29,863,069
                            ======================================================================


--------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                         6,051,272       $ 193,662,966        9,608,142     $   268,159,273
 Dividends and/or
 distributions reinvested       140,639           4,469,511           71,957           1,919,814
 Acquisition-Note 8               5,635             171,061               --                  --
 Redeemed                    (5,400,418)       (171,279,610)      (2,880,960)        (77,115,868)
                            ----------------------------------------------------------------------
 Net increase                   797,128       $  27,023,928        6,799,139     $   192,963,219
                            ======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 29, 2004, were $4,866,326,166 and $5,526,940,936, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.


                       32 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2004, the Fund paid $14,115,620 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 29, 2004 for Class B, Class C and Class N shares was $51,696,621, $27,492,880 and $1,877,442, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales


                       33 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
 SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
February 29, 2004    $1,604,004         $51,487      $2,910,809         $41,593         $49,798


--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 29, 2004, the Fund had outstanding foreign currency contracts as follows:


                                           CONTRACT
                            EXPIRATION       AMOUNT        VALUATION AS OF       UNREALIZED
 CONTRACT DESCRIPTION             DATE       (000S)      FEBRUARY 29, 2004     APPRECIATION
----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]           3/1/04       110CAD                $82,234             $276


                       34 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES
As of February 29, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of February 29, 2004 was $196,300, which represents less than 0.01% of the Fund's net assets.

--------------------------------------------------------------------------------
7. SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of February 29, 2004, the Fund had on loan securities valued at approximately $25,414,000. Cash of $26,042,200 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

OPPENHEIMER TRINITY CORE FUND
On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Core Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Core Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.253882 for Class A, 0.253734 for Class B, 0.254265 for Class C, 0.254948 for Class N and 0.261826 for Class Y of the Fund to one share of Oppenheimer Main Street Fund), 172,551; 87,563; 62,625; 25,461 and 5,604 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $5,214,489, $2,561,203, $1,833,025,
$761,793 and $170,083 in exchange for the net assets, resulting in combined Class A net assets of $7,168,850,638, Class B net assets of $2,939,047,258, Class C net assets of $1,205,256,245, Class N net assets of $81,166,505 and Class Y net assets of $465,470,533 on September 4, 2003. The net assets acquired included net unrealized appreciation of $1,073,398 and unused capital loss carryforward of $2,604,388 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                       35 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND Continued

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND
On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.254787 for Class A, 0.260413 for Class B, 0.260086 for Class C, 0.256107 for Class N and 0.258975 for Class Y of the Fund to one share of Oppenheimer Main Street Fund), 312,220; 258,148; 304,963; 652,479 and 31 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $9,747,515, $7,793,481, $9,209,869, $20,155,089 and $978 in exchange for the net assets, resulting in combined Class A net assets of $7,382,484,399, Class B net assets of $2,980,592,414, Class C net assets of $1,240,922,954, Class N net assets of $107,133,453 and Class Y net assets of $474,429,948 on October 16, 2003. The net assets acquired included net unrealized appreciation of $497,974 and no unused capital loss carryforward. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
9. BORROWING AND LENDING ARRANGEMENTS
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the six months ended or at February 29, 2004.


                       36 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                       37 | OPPENHEIMER MAIN STREET FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way,

Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for director includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of February 29, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)